Consolidated Statements of Equity (Parentheticals) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Transactions, Parenthetical Disclosures [Abstract]
Distribution Declared Per Share	$ 0.565	$ 0.563	$ 0.560	$ 0.550	$ 0.512	$ 0.510	$ 0.508	$ 0.506	$ 0.504	$ 2.19	$ 2.03	$ 2.00